CASH FLOW DISCLOSURES	12 Months Ended
Dec. 31, 2025
CASH FLOW DISCLOSURES
CASH FLOW DISCLOSURES

24.CASH FLOW DISCLOSURES

(a)	Change in non-cash working capital

	Year ended December 31
	2025	2024
Decrease (increase) in prepayments and deposits	$(1,329,709)	$38,816
Decrease (increase) in receivables	(470,752)	1,089,698
Increase in inventories	1,258,185	—
Increase in accounts payable and accrued liabilities	1,532,702	164,636
	$990,426	$1,293,150

24.CASH FLOW DISCLOSURES (continued)

(b) Supplemental cash flow disclosures

	Year ended December 31
	2025	2024
Non-cash investing and financing activities:
Right-of-use assets and liabilities	$—	$99,307
Interest income on secured note received in Maritime shares	74,468	—
Shares issued for E&E assets (Note 10)	12,422,138	20,876,707
Shares issued for property and equipment (Note 10)	—	350,000
E&E assets included in accounts payable and accrued liabilities	—	676,921
Property, plant and equipment in accounts payable and accrued liabilities	1,695,011	—
Cash paid for interest	22,876	25,105